Average Annual Total Returns			12 Months Ended	34 Months Ended	60 Months Ended	120 Months Ended
		Jun. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
INVESCO CORPORATE BOND FUND | CLASS A
Prospectus [Line Items]
Average Annual Return, Percent			2.84%		(0.88%)	3.19%
Performance Inception Date		Sep. 23, 1971
INVESCO CORPORATE BOND FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.78%		(2.68%)	1.36%
INVESCO CORPORATE BOND FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.65%		(1.41%)	1.68%
INVESCO CORPORATE BOND FUND | CLASS C
Prospectus [Line Items]
Average Annual Return, Percent			5.55%		(0.79%)	3.04%
Performance Inception Date		Aug. 30, 1993
INVESCO CORPORATE BOND FUND | Class R
Prospectus [Line Items]
Average Annual Return, Percent			7.07%		(0.31%)	3.39%
Performance Inception Date		Jun. 06, 2011
INVESCO CORPORATE BOND FUND | CLASS Y
Prospectus [Line Items]
Average Annual Return, Percent			7.60%		0.20%	3.91%
Performance Inception Date		Aug. 12, 2005
INVESCO CORPORATE BOND FUND | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			7.65%		0.29%	3.98%
Performance Inception Date		Jun. 01, 2010
INVESCO CORPORATE BOND FUND | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.73%		0.33%	4.06%
Performance Inception Date		Sep. 24, 2012
INVESCO CORPORATE BOND FUND | Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.83%		(0.05%)	3.15%
INVESCO CORPORATE BOND FUND | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
INVESCO Government Money Market Fund | Invesco Cash Reserve
Prospectus [Line Items]
Average Annual Return, Percent			3.93%		2.95%	1.83%
Performance Inception Date		Oct. 16, 1993
INVESCO Government Money Market Fund | Invesco Cash Reserve | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.31%		1.74%	1.08%
INVESCO Government Money Market Fund | Invesco Cash Reserve | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.31%		1.74%	1.08%
INVESCO Government Money Market Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.88%		2.92%	1.79%	[1]
Performance Inception Date		May 15, 2020
INVESCO Government Money Market Fund | CLASS AX
Prospectus [Line Items]
Average Annual Return, Percent			3.93%		2.95%	1.83%
Performance Inception Date		Jun. 07, 2010
INVESCO Government Money Market Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.31%		2.51%	1.57%
Performance Inception Date		Aug. 04, 1997
INVESCO Government Money Market Fund | CLASS CX
Prospectus [Line Items]
Average Annual Return, Percent			2.16%		2.40%	1.54%
Performance Inception Date		Jun. 07, 2010
INVESCO Government Money Market Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			3.67%		2.77%	1.67%
Performance Inception Date		Jun. 03, 2002
INVESCO Government Money Market Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			4.09%		3.07%	1.94%
Performance Inception Date		Oct. 03, 2008
INVESCO Government Money Market Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			4.09%		3.07%	1.94%
Performance Inception Date		Sep. 30, 2003
INVESCO Government Money Market Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.16%		3.13%	2.00%	[2]
Performance Inception Date		Apr. 04, 2017
INVESCO High Yield Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.67%		2.68%	4.33%
Performance Inception Date		Jul. 11, 1978
INVESCO High Yield Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.00%		0.33%	1.98%
INVESCO High Yield Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.53%		0.98%	2.25%
INVESCO High Yield Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			5.79%		2.87%	4.17%
Performance Inception Date		Aug. 04, 1997
INVESCO High Yield Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			7.86%		3.86%	5.01%
Performance Inception Date		Oct. 03, 2008
INVESCO High Yield Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			7.59%		3.59%	4.78%
Performance Inception Date		Sep. 30, 2003
INVESCO High Yield Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			7.62%		3.90%	5.11%
Performance Inception Date		Apr. 30, 2004
INVESCO High Yield Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			8.00%		3.99%	5.18%
Performance Inception Date		Sep. 24, 2012
INVESCO High Yield Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
INVESCO High Yield Fund | Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.62%		4.50%	6.52%
INVESCO Income Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.05%		1.58%	1.08%
Performance Inception Date		Apr. 28, 1987
INVESCO Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.05%)		(0.26%)	(0.48%)
INVESCO Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.18%		0.39%	0.13%
INVESCO Income Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.95%		1.71%	0.93%
Performance Inception Date		Aug. 04, 1997
INVESCO Income Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			6.47%		2.23%	1.26%
Performance Inception Date		Jun. 03, 2002
INVESCO Income Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.85%		2.71%	1.77%
Performance Inception Date		Oct. 03, 2008
INVESCO Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			6.67%		2.56%	1.58%
Performance Inception Date		Sep. 30, 2003
INVESCO Income Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			6.93%		2.82%	1.86%
Performance Inception Date		Apr. 29, 2005
INVESCO Income Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			7.18%		2.93%	1.87%	[3]
Performance Inception Date		Apr. 04, 2017
INVESCO Income Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
INVESCO Income Fund | Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		8.49%		0.22%	1.68%
INVESCO Income Fund | Bloomberg U.S. Aggregate Intermediate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.45%		0.68%	2.06%
INVESCO Real Estate Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(5.69%)		2.05%	3.16%
Performance Inception Date		Dec. 31, 1996
INVESCO Real Estate Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(7.26%)		0.37%	1.09%
INVESCO Real Estate Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(2.73%)		1.28%	2.00%
INVESCO Real Estate Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			(1.86%)		2.44%	3.13%
Performance Inception Date		May 01, 1995
INVESCO Real Estate Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			(0.45%)		2.94%	3.48%
Performance Inception Date		Apr. 30, 2004
INVESCO Real Estate Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			(0.01%)		3.45%	4.00%
Performance Inception Date		Oct. 03, 2008
INVESCO Real Estate Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			(0.15%)		3.23%	3.78%
Performance Inception Date		Sep. 30, 2003
INVESCO Real Estate Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			0.12%		3.57%	4.13%
Performance Inception Date		Apr. 30, 2004
INVESCO Real Estate Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			0.25%		3.65%	4.22%
Performance Inception Date		Sep. 24, 2012
INVESCO Real Estate Fund | FTSE Nareit All Equity REITs Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.27%		4.85%	5.77%
INVESCO Real Estate Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%		14.42%	14.82%
INVESCO Short Duration Inflation Protected Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			3.24%		2.23%	2.33%
Performance Inception Date		Oct. 31, 2002
INVESCO Short Duration Inflation Protected Fund | Class A2
Prospectus [Line Items]
Average Annual Return, Percent			4.90%		2.65%	2.61%
Performance Inception Date		Dec. 15, 1987
INVESCO Short Duration Inflation Protected Fund | Class A2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.13%		0.96%	1.40%
INVESCO Short Duration Inflation Protected Fund | Class A2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.89%		1.29%	1.47%
INVESCO Short Duration Inflation Protected Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			6.12%		3.02%	2.86%
Performance Inception Date		Oct. 03, 2008
INVESCO Short Duration Inflation Protected Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			6.12%		3.02%	2.87%
Performance Inception Date		Jul. 13, 1987
INVESCO Short Duration Inflation Protected Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			6.12%		3.02%	2.87%
Performance Inception Date		Dec. 31, 2015
INVESCO Short Duration Inflation Protected Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
INVESCO Short Duration Inflation Protected Fund | ICE BofA 1-5 Year US Inflation-Linked Treasury Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.46%		3.30%	3.15%
INVESCO Short Term Bond Fund | Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.91%		1.75%	2.22%
Performance Inception Date		Apr. 30, 2004
INVESCO Short Term Bond Fund | Class C
Prospectus [Line Items]
Average Annual Return, Percent			4.71%		1.91%	2.19%
Performance Inception Date		Aug. 30, 2002
INVESCO Short Term Bond Fund | Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.97%		0.61%	1.12%
INVESCO Short Term Bond Fund | Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.77%		0.89%	1.21%
INVESCO Short Term Bond Fund | Class R
Prospectus [Line Items]
Average Annual Return, Percent			5.09%		1.88%	2.12%
Performance Inception Date		Apr. 30, 2004
INVESCO Short Term Bond Fund | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.61%		2.41%	2.64%
Performance Inception Date		Oct. 03, 2008
INVESCO Short Term Bond Fund | CLASS R5
Prospectus [Line Items]
Average Annual Return, Percent			5.64%		2.43%	2.68%
Performance Inception Date		Apr. 30, 2004
INVESCO Short Term Bond Fund | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			5.71%		2.49%	2.73%
Performance Inception Date		Sep. 24, 2012
INVESCO Short Term Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%
INVESCO Short Term Bond Fund | Bloomberg 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.35%		1.97%	2.09%
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund
Prospectus [Line Items]
Average Annual Return, Percent			8.28%	8.96%
Performance Inception Date		Mar. 01, 2023
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.19%	5.62%
Invesco SMA High Yield Bond Fund | Invesco SMA High Yield Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.90%	5.45%
Invesco SMA High Yield Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%
Invesco SMA High Yield Bond Fund | Bloomberg US Corporate High Yield Ba/B 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.78%
Invesco U.S. Government Money Portfolio | Invesco Cash Reserve
Prospectus [Line Items]
Average Annual Return, Percent			3.65%		2.76%	1.63%	[5]
Performance Inception Date		May 24, 2019
Invesco U.S. Government Money Portfolio | Class C
Prospectus [Line Items]
Average Annual Return, Percent			1.77%		2.14%	1.34%	[6]
Performance Inception Date		May 24, 2019
Invesco U.S. Government Money Portfolio | Class R
Prospectus [Line Items]
Average Annual Return, Percent			3.29%		2.50%	1.38%	[5]
Performance Inception Date		May 24, 2019
Invesco U.S. Government Money Portfolio | Class Y
Prospectus [Line Items]
Average Annual Return, Percent			3.80%		2.87%	1.78%
Performance Inception Date		Jan. 02, 1987
Invesco U.S. Government Money Portfolio | Class Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.24%		1.69%	1.05%
Invesco U.S. Government Money Portfolio | Class Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.24%		1.69%	1.05%
Invesco U.S. Government Money Portfolio | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			3.91%		2.95%	1.83%	[6]
Performance Inception Date		May 24, 2019

[1]	Performance shown prior to Class A shares' inception date is that of the Fund's Invesco Cash Reserve shares at net asset value restated to reflect the higher 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class A shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.
[2]	Performance shown prior to the inception date is that of the Fund's Invesco Cash Reserve shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Invesco Cash Reserve shares' returns of the Fund as they have different expenses.
[3]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
[4]	Effective February 6, 2026, the Fund changed its style-specific benchmark from the Bloomberg U.S. Aggregate Intermediate Index to the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index. The Fund believes the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index is a more appropriate comparison for evaluating the Fund's performance.
[5]	Invesco Cash Reserve and Class R shares’ performance shown on or prior to the inception date is that of the predecessor fund’s Class A shares, restated to reflect the higher 12b-1 fees applicable to Invesco Cash Reserve and Class R shares. Although invested in the same portfolio of securities, Invesco Cash Reserve and Class R shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.
[6]	Class C and Class R6 shares’ performance shown on or prior to the inception date is that of the predecessor fund’s Class A shares at net asset value (NAV). Although invested in the same portfolio of securities, Class C and Class R6 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.